LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Components of Lease cost
The components of total lease cost, net consisted of the following:

		Year Ended December 31,
	Classification	2021	2020
Operating lease cost: (1)

	Cost of service	$32,202	$30,397
	Sales and marketing	2,697	2,555
	General and administrative	4,785	3,748

		$39,684	$36,700
Financing lease cost:
Amortization of ROU assets	Depreciation, amortization and accretion	1,366	1,190
Interest on lease liabilities	Interest expense	455	435

Total net lease cost		$41,505	$38,325

(1)
Operating lease costs include short-term lease costs and variable costs. Short-term lease costs for the years ended December 31, 2021 and 2020 were $7.1 million and $5.9 million, respectively. Variable costs were immaterial for the periods presented.

Schedule of Balance Sheet Information Related to Leases	Balance sheet information related to leases as of December 31, 2021 and 2020 consisted of the following:
Schedule of Cash Flow Information Related to Leases
The following table presents cash flow information for leases for the year
s
ended December 31, 2021 and
2020:

	Year Ended December 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities

Operating cash flows for operating leases (1)	$13,707	$26,848
Operating cash flows for finance leases	$454	$435
Financing cash flows for finance leases	$1,526	$1,349
Supplemental lease cash flow disclosures
Operating lease ROU assets obtained in exchange for new operating lease liabilities	$35,118	$10,018
ROU assets obtained in exchange for new finance lease liabilities	$319	$1,822

(1)	Amount for the year ended December 31, 2021 includes receipt of certain lease incentives.

Summary of Additional Information Related to the leases
The weighted-average remaining lease term and the weighted-average discount rate of our leases at December 31, 2021 and 2020 are as follows:

	As of December 31, 2021	As of December 31, 2020
Weighted-average remaining lease term (years)
Operating leases	9	9
Finance leases	6	5
Weighted-average discount rate
Operating leases	7.3%	7.0%
Finance leases	10.5%	9.7%

Summary of Maturities of Lease Liabilities
The Company’s maturity analysis of operating and finance lease liabilities as of December 31, 2021 are as follows:

	Operating Leases	Finance Leases
2022	$31,950	$1,384
2023	30,948	778
2024	30,126	592
2025	29,325	570
2026	27,941	423
Thereafter	107,293	1,488

Total lease payments	257,583	5,235
Less interest	(69,831)	(1,430)

Present value of lease liabilities	187,752	3,805
Less current obligation	(19,315)	(1,049)

Long-term obligation at December 31, 2021	$168,437	$2,756